Long-Term Debt - Additional Information - Other (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Weighted-average interest rate for the Partnership's long-term debt outstanding	2.33%	2.19%
Foreign exchange (losses) gains	$ 13,943,000	$ 28,401,000	$ (15,832,000)
Aggregate annual long-term debt principal repayments, 2016	198,300,000
Aggregate annual long-term debt principal repayments,2017	210,700,000
Aggregate annual long-term debt principal repayments,2018	796,500,000
Aggregate annual long-term debt principal repayments,2019	70,100,000
Aggregate annual long-term debt principal repayments,2020	186,300,000
Aggregate annual long-term debt principal repayments,thereafter	553,600,000
Total principal	$ 2,015,472,000	$ 1,924,124,000
Amount of minimum liquidity of partnership term loans to be held by Teekay Corporation	Greater of a minimum liquidity (cash and cash equivalents) of at least $50.0 million and 5.0% of Teekay Corporation's total consolidated debt which has recourse to Teekay Corporation.
Loan requirements, description	(d) certain of the Partnership's subsidiaries maintains restricted cash deposits
Minimum liquidity cash and cash equivalents	$ 50,000,000
Percentage of Teekay Corporation's consolidated debt to be maintained by Teekay Corporation as cash and cash equivalents	5.00%
Percentage of vessel value to outstanding loan Principal balance	115.00%
Vessel [Member]
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan Principal balance	194.00%
Minimum [Member]
Debt Instrument [Line Items]
Marginal rate added to LIBOR and NIBOR for interest paid on first tranche under the loan facility	0.30%
Maximum [Member]
Debt Instrument [Line Items]
Marginal rate added to LIBOR and NIBOR for interest paid on first tranche under the loan facility	2.80%
Loan Arrangement [Member] | Subsidiary of Common Parent [Member]
Debt Instrument [Line Items]
Total principal	$ 173,900,000
Loan Arrangement [Member] | U.S. Dollar-denominated Term Loan two due through 2021 [Member]
Debt Instrument [Line Items]
Total principal	$ 88,300,000